Note 12 - Financial assets at fair value through other comprehensive income debt securities by rating (Details)	Jun. 30, 2020 EUR (€)
AAA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 9,806,000,000
Percentage available for sale financial assets debt securities	14.40%
AA + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 834,000,000
Percentage available for sale financial assets debt securities	1.20%
AA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 300,000,000
Percentage available for sale financial assets debt securities	0.40%
AA - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 626,000,000
Percentage available for sale financial assets debt securities	0.90%
A+ [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 3,796,000,000
Percentage available for sale financial assets debt securities	5.60%
A [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 2,180,000,000
Percentage available for sale financial assets debt securities	3.20%
A - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 31,076,000,000
Percentage available for sale financial assets debt securities	45.60%
BBB + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 7,442,000,000
Percentage available for sale financial assets debt securities	10.90%
BBB [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 3,137,000,000
Percentage available for sale financial assets debt securities	4.60%
BBB - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 3,691,000,000
Percentage available for sale financial assets debt securities	5.40%
Bb [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,925,000,000
Percentage available for sale financial assets debt securities	7.20%
Without Rating [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 412,000,000
Percentage available for sale financial assets debt securities	0.60%
Total Exposures [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 68,223,000,000
Percentage available for sale financial assets debt securities	100.00%